Acquisitions - Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details) - USD ($)	Feb. 29, 2020	May 31, 2019	May 31, 2018
Business Acquisition [Line Items]
Goodwill (provisional)	$ 5,107,141	$ 4,456,250
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Cash	76,000
Trade names and trademarks	588,000
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	4,455,882
Total	6,090,000
The Simplicity Esports, LLC [Member] | Internet Domain [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	3,000
The Simplicity Esports, LLC [Member] | Non-Competes [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	1,023,118
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Cash	26,000
Property, plant and equipment (provisional)	10,000
Net deferred revenue (provisional)	(115,000)
Customer relationships (provisional)
Accounts payable and accrued liabilities	(4,000)
Goodwill (provisional)	651,000
Total	1,440,000
PLAYLive Nation, Inc [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Trade names and trademarks	278,000
PLAYLive Nation, Inc [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Trade names and trademarks	$ 594,000